Annual Total Returns[BarChart] - Risk Parity II MV Fund - I	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.32%)	6.04%	(8.77%)	9.66%	12.36%	(6.22%)	21.54%	5.20%